Shareholders' Equity (Stock Options Granted in 2015, 2016 and 2017) (Narrative) (Details) - $ / shares		1 Months Ended		12 Months Ended
	Jun. 08, 2016	Jan. 30, 2017	Jul. 28, 2015	Dec. 31, 2017	Dec. 31, 2016	[1]	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options				$ 39.62	$ 29.34		$ 26.91
Share Option Plan 2013 [Member] | 39.62 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		119,925
Exercise price of options		$ 39.62
Expiration date		Jan. 30, 2025
Closing price to determine expiration date		$ 19.81
Share Option Plan 2013 [Member] | 28.38 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	93,660
Exercise price of options	$ 28.38
Expiration date	Jun. 08, 2024
Closing price to determine expiration date	$ 14.19
Share Option Plan 2013 [Member] | $26.91 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			89,907
Exercise price of options			$ 26.91
Expiration date			Jul. 28, 2023
Closing price to determine expiration date			$ 13.46

[1]	In 2016 the Company granted in the aggregate, 116,455 options. Regarding the grant of 93,660 options, see Note 11E. Regarding the grant of 22,795 options, see Note 3B.